Common Shares - Share Capital (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Ordinary shares, par value (in USD per share)	$ 0.10				$ 0.10	$ 0.10
Authorized share capital
Authorized shares (in shares)	315,000,000				315,000,000	315,000,000
Issued and outstanding share capital
Common stock, shares issued (in shares)	244,400,000		264,080,391		244,400,000	264,080,391
Treasury shares (in shares)	8,175,134				8,175,134	19,153,570
Outstanding (in shares)	236,224,866				236,224,866	244,926,821
Repurchase of treasury shares		$ 0.2
Common shares
Issued and outstanding share capital
Shares cancelled (in shares)					19,680,391
Movement in treasury shares (in shares)	(3,083,690)	(5,568,265)	(2,364,437)	3,067	8,651,955
Repurchase of treasury shares (in shares)		50,000
Treasury shares
Issued and outstanding share capital
Repurchase of treasury shares		$ 0.2